Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	3 Months Ended	6 Months Ended
	Jan. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 10,509	$ 10,747	$ 6,768
Carrying value	9,907	10,919	6,575
Difference between carrying value and contractual maturity amount	602	(172)	193
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	30	(43)	(7)
Cumulative changes in fair value due to changes in own credit risk	$ (36)	$ (79)	$ (50)